N-4		12 Months Ended
	May 01, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	Symetra Life Insurance Company
Entity Central Index Key	0001559495
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	At the end of an Interest Term, we will credit Indexed Interest, which may be positive, negative, or zero, to amounts allocated to an Indexed Account based, in part, on the performance of a particular Index.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	Each Crediting Method permits positive interest to be credited, subject to a limit (the upside potential feature), and provides limited protection against negative interest (the downside protection feature).
Index-Linked Option Overview, Limits Positive Return [Text Block]	Each Crediting Method permits positive interest to be credited, subject to a limit (the upside potential feature), and provides limited protection against negative interest (the downside protection feature).
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to the Interim Value calculation if amounts are removed from an Indexed Account prior to the end of an Interest Term.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?
Yes. If you take a withdrawal during the first 6 Contract Years, you may be assessed a surrender charge of up to 8% of the amount withdrawn (9% for Contracts purchased prior to May 1, 2024). For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a surrender charge of up to $8,000. This loss will be greater if there is a negative Interim Value calculation, taxes, or tax penalties.

If all or a portion of the Contract Value is removed from an Indexed Account or from the Contract prior to the end of an Interest Term, we will apply an Interim Value calculation to the Indexed Account Value which may be negative. Surrenders, partial withdrawals (including repetitive withdrawals), death benefit payments, and annuitization from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Values of the Indexed Accounts. In extreme situations, you could lose up to 100% of your investment due to the Interim Value calculation.For example, if you allocate 100,000 to an Indexed Account with a 6 year Interest Term, and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if the amount withdrawn is also subject to a surrender charge, taxes, and tax penalties.

For more information, see “Charges and Adjustments”.
Are there Transaction Charges?	No.
Are there Ongoing Fees and Expenses (annual charges)?
No. However, there is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by us through the use of the Indexed Interest Cap. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.

For more information, see “Charges and Adjustments,” “Investment Options,” and “Additional Information On the Indexed Accounts.”

Charges for Early Withdrawals [Text Block]
Yes. If you take a withdrawal during the first 6 Contract Years, you may be assessed a surrender charge of up to 8% of the amount withdrawn (9% for Contracts purchased prior to May 1, 2024). For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a surrender charge of up to $8,000. This loss will be greater if there is a negative Interim Value calculation, taxes, or tax penalties.

If all or a portion of the Contract Value is removed from an Indexed Account or from the Contract prior to the end of an Interest Term, we will apply an Interim Value calculation to the Indexed Account Value which may be negative. Surrenders, partial withdrawals (including repetitive withdrawals), death benefit payments, and annuitization from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Values of the Indexed Accounts. In extreme situations, you could lose up to 100% of your investment due to the Interim Value calculation.For example, if you allocate 100,000 to an Indexed Account with a 6 year Interest Term, and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if the amount withdrawn is also subject to a surrender charge, taxes, and tax penalties.
For more information, see “Charges and Adjustments”.
Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If all or a portion of the Contract Value is removed from an Indexed Account or from the Contract prior to the end of an Interest Term, we will apply an Interim Value calculation to the Indexed Account Value which may be negative.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to an Indexed Account with a 6 year Interest Term, and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if the amount withdrawn is also subject to a surrender charge, taxes, and tax penalties.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Transaction Charges [Text Block]	No.
Ongoing Fees and Expenses [Table Text Block]
No. However, there is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by us through the use of the Indexed Interest Cap. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
For more information, see “Charges and Adjustments,” “Investment Options,” and “Additional Information On the Indexed Accounts.”
Index-Linked Option, Implicit Ongoing Fees [Text Block]	However, there is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by us through the use of the Indexed Interest Cap.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit ongoing fee is not reflected in the tables below.
Risks [Table Text Block]

RISKS
Is there a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract.

The following chart shows the maximum percentage of your investment you could lose due to negative Index performance after taking into account the current limits on Index loss provided under the Contract.

Crediting Method	Maximum Potential Loss % for Negative Performance
Indexed Interest Floor	10%
10% Indexed Interest Buffer	90%
20% Indexed Interest Buffer	80%
30% Indexed Interest Buffer	70%

We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information On the Indexed Accounts.”

Investment Restrictions [Text Block]
Yes. You may allocate amounts under the Contract to one or more of the Indexed Accounts available to you. Certain Indexed Accounts are closed to new investors and only available to Contract Owners who had Indexed Account Value invested in them as of a certain date. Once the applicable Interest Term is over, these Indexed Accounts will close. No new allocations are permitted to these Indexed Accounts.
We reserve the right to add, combine, restrict or remove any Indexed Account available as an investment option under your Contract. We further reserve the right to restrict or remove the Fixed Account as an investment option available under the Contract.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. There is no guarantee that any particular Indexed Account, Index, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index at any time during an Interest Term.

Transfers may only be made at the end of each Interest Term or, if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year.

You may exercise the Return Lock feature only once during an Interest Term for each Indexed Account. Once you exercise the Return Lock feature, it may not be revoked.

The amount of Contract Value allocated to an Indexed Account at the beginning of an Interest Term must be at least $2,000.

If any transfer reduces an Indexed Account Value to less than $2,000, the entire amount remaining in that Indexed Account will be automatically transferred to the Fixed Account.

The Contract is a single premium annuity contract. Additional Purchase Payments will not be accepted.

We may change the Indexed Interest Caps from one Interest Term to the next, subject to the guaranteed minimum rates for each upside potential feature.

Not all Indexed Accounts may be available in all states. Also, your selling firm may not recommend the selection of certain Indexed Accounts or other features available under the Contract based on criteria established by the selling firm. You should speak with your financial professional for details about the Indexed Accounts and features available to you.
For more information, see “Principal Risks of Investing in the Contract,” “Purchase,” “Investment Options,” “Additional Information On the Indexed Accounts,” “Transfers” “State Variations” and “Appendix D - Financial Intermediaries”.

Key Information, Benefit Restrictions [Text Block]
Yes. Except as provided otherwise, Contract benefits may be modified or terminated by the Company.

All withdrawals will reduce the death benefit, perhaps significantly, and the reduction may be more than the amount of the withdrawal.
For more information see “Principal Risks of Investing in the Contract,” “Return Lock,” and “Access to Your Money During the Accumulation Phase.”

Tax Implications [Text Block]
You should consult a competent tax professional about your individual circumstances to determine the tax implications of an investment in and Purchase Payment received under the Contract. There is no additional tax benefit if you purchased the Contract through a tax-qualified vehicle including but not limited to an individual retirement account (IRA). Access to amounts held in a qualified Contract may be restricted or prohibited.

All distributions other than death benefits, including surrenders and withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
For more information, see “Taxes”.
Investment Professional Compensation [Text Block]
Some investment professionals may receive compensation for selling the Contract to investors. Investment professionals who solicited sales of the Contracts receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the investment professional. We pay commissions as a percentage of the Purchase Payment invested in the Contract.

These investment professionals may receive different compensation for selling different investment products and may have a financial incentive to offer or recommend the Contract over another investment.
For more information, see “Distribution”.
Exchanges [Text Block]
An investment professional may have a financial incentive to offer you a new contract in the place of a contract you already own.

You should only exchange your contract for a new one if you determine, after comparing the features fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.
For more information, see “Distribution”.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE

The following tables describe the fees, expenses and adjustments you will pay when buying, owning and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract data page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, or surrender or make withdrawals from an investment option or from the Contract. State premium taxes may also be deducted.

TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
For Contract applied for on or after May 1, 2024
SURRENDER CHARGE (1) (As a percentage of the amount withdrawn)	8%
Year 1 ...........................   8%
Year 2 ........................... 8%
Year 3 ...........................   7%
Year 4 ...........................   6%
Year 5 ...........................   5%
Year 6 ...........................   4%
Year 7+..........................   0%

For Contract applied for prior to May 1, 2024
SURRENDER CHARGE (1) (As a percentage of the amount withdrawn)	9%
Year 1 ...........................   9%
Year 2 ........................... 8%
Year 3 ...........................   7%
Year 4 ...........................   6%
Year 5 ...........................   5%
Year 6 ...........................   4%
Year 7+..........................   0%

(1) Surrender charges apply to withdrawals and surrenders in excess of the Free Withdrawal Amount. In addition, surrender charges may be waived if you are eligible to exercise the Nursing Home and Terminal Illness Waiver.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.

ADJUSTMENTS (1)
Maximum Potential Loss Due to the Interim Value calculation (as a percentage of Contract Value at the start of an Interest Term or amount withdrawn, as applicable)	100%

(1) Account value adjusts daily, known as the Interim Value. The Interim Value represents the daily value of the underlying hypothetical investments associated with your selected Indexed Account(s). Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. The maximum loss would only occur if there is a total surrender of the Indexed Account Value during the Interest Term at a time when the Index Value has declined to zero.

In addition to the fees described above, we limit the amount you can earn on certain of the Indexed Account options. This means your returns may be lower than the Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
For Contract applied for on or after May 1, 2024
SURRENDER CHARGE (1) (As a percentage of the amount withdrawn)	8%
Year 1 ...........................   8%
Year 2 ........................... 8%
Year 3 ...........................   7%
Year 4 ...........................   6%
Year 5 ...........................   5%
Year 6 ...........................   4%
Year 7+..........................   0%

For Contract applied for prior to May 1, 2024
SURRENDER CHARGE (1) (As a percentage of the amount withdrawn)	9%
Year 1 ...........................   9%
Year 2 ........................... 8%
Year 3 ...........................   7%
Year 4 ...........................   6%
Year 5 ...........................   5%
Year 6 ...........................   4%
Year 7+..........................   0%

(1) Surrender charges apply to withdrawals and surrenders in excess of the Free Withdrawal Amount. In addition, surrender charges may be waived if you are eligible to exercise the Nursing Home and Terminal Illness Waiver.

Deferred Sales Load, Footnotes [Text Block]	(1) Surrender charges apply to withdrawals and surrenders in excess of the Free Withdrawal Amount. In addition, surrender charges may be waived if you are eligible to exercise the Nursing Home and Terminal Illness Waiver.
Annual Portfolio Company Expenses [Table Text Block]
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.

ADJUSTMENTS (1)
Maximum Potential Loss Due to the Interim Value calculation (as a percentage of Contract Value at the start of an Interest Term or amount withdrawn, as applicable)	100%
(1) Account value adjusts daily, known as the Interim Value. The Interim Value represents the daily value of the underlying hypothetical investments associated with your selected Indexed Account(s). Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. The maximum loss would only occur if there is a total surrender of the Indexed Account Value during the Interest Term at a time when the Index Value has declined to zero.
Portfolio Company Expenses [Text Block]	Maximum Potential Loss Due to the Interim Value calculation (as a percentage of Contract Value at the start of an Interest Term or amount withdrawn, as applicable)
Portfolio Company Expenses Maximum [Percent]	100.00%
Portfolio Company Expenses, Footnotes [Text Block]	(1) Account value adjusts daily, known as the Interim Value. The Interim Value represents the daily value of the underlying hypothetical investments associated with your selected Indexed Account(s). Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. The maximum loss would only occur if there is a total surrender of the Indexed Account Value during the Interest Term at a time when the Index Value has declined to zero.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The purchase of the Contract involves certain risks. You should carefully consider the following factors, in addition to the matters set forth elsewhere in this prospectus, prior to purchasing the Contract.
GENERAL LIQUIDITY RISK
We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is not suitable as a short-term savings vehicle. If you take withdrawals from your Contract during the Surrender Charge Period, surrender charges may apply as well as, taxes and a 10% additional federal tax if taken before age 59½. In addition, withdrawals from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Value(s) of the Indexed Account(s) in which you are invested. In extreme circumstances, you could lose up to 100% of your Contract Value allocated to an Indexed Account due to a negative Interim Value calculation. See “Interim Value Risk” below for additional information about the risks related to Interim Values. If you plan on taking withdrawals that will be subject to surrender charges, an Interim Value calculation, or additional federal taxes, this Contract may not be appropriate for you.

You can transfer Contract Value among the Indexed Accounts and the Fixed Account generally only at the end of an Interest Term. This restricts your ability to react to changes in market conditions during Interest Terms. You should consider whether the inability to reallocate Contract Value during an Interest Term is consistent with your financial needs. We must receive your transfer request by the Transfer Notice Deadline. If we do not receive a transfer request, no transfers will occur and your current allocation will remain in place for the next Interest Term. This will occur even if the Index, Indexed Interest Cap percentage associated with the Indexed Account has changed since you last selected the Indexed Account, in which case the Indexed Account may no longer be appropriate for your investment goals. If you fail to transfer your Indexed Account Value at the end of an Interest Term and do not wish to remain invested in a particular Indexed Account for another Interest Term, your only option, if you do not exercise the Return Lock feature, will be to surrender the related Indexed Account Value. Surrendering all or a portion of your Contract Value may cause you to incur surrender charges, negative Interim Value calculations to certain Indexed Account Values under your Contract, and negative tax consequences, as discussed in this section.

We may defer payments made under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.

Short-Term Investment Risk. The Contract is not suitable if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in. The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon. Tax penalties may apply to withdrawals taken before age 59 ½.
RISK OF LOSS RELATED TO SURRENDER CHARGES
There is a risk of loss of principal and related earnings if you take a withdrawal from your Contract or surrender it during the first six Contract Years when we will deduct a surrender charge. This risk exists even if you are invested in an Indexed Account with an Index that is performing positively as of the date of your withdrawal.
INDEX RISK
If you allocate money to an Indexed Account for an Interest Term, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize investment losses. The historical performance of an Index or an Indexed Account does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of an Interest Term. Each Crediting Method provides limited protection against negative interest.

The following chart shows the percentage of your investment you could lose due to negative Index performance in connection with an Indexed Account (at the end of an Interest Term) with an Indexed Interest Floor or Indexed Interest Buffer. We do not guarantee that the Contract will always offer Indexed Accounts that limit losses, which would mean risk of loss of the entire amount invested.

Crediting Method	Maximum Potential Loss % for Negative Performance
Indexed Interest Floor	10%
10% Indexed Interest Buffer	90%
20% Indexed Interest Buffer	80%
30% Indexed Interest Buffer	70%
While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Indexed Account, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Certain unanticipated events, such as wars, natural disasters and public health emergencies can negatively affect the global economy, economies of individual countries and the market in general. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses in your investment in the Indexed Accounts. The duration of these types of events cannot be determined with certainty. The full impact and duration of these events are difficult to determine. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Accounts.

Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

Provided below is a summary of other important investment risks to which the Indexes are exposed. For more information on the Indexes, see the section titled “Indexes.”

•S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

•Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

•Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

The Indexes available under the Contract do not reflect any dividends or distributions paid by the component companies. If dividends or distributions were reflected in the value of an Index, the Index’s performance would be higher, particularly over long periods of time. The Indexes that include non-U.S. companies use exchange rate methodologies that may impact an Index’s performance. These considerations may negatively impact the performance of your Indexed Accounts.

An investment in the Contract is not an investment in any Index or in the securities of companies that comprise the Indexes. You should understand that you will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that comprise the Indexes.
RISKS RELATED TO UPSIDE POTENTIAL FEATURES
•Indexed Interest Cap Risk. If you choose to allocate amounts to an Indexed Account with a Indexed Interest Cap, the highest possible Adjusted Index Return that you may achieve is limited by the Indexed Interest Cap. The Indexed Interest Cap therefore limits the positive Indexed Interest, if any, that may be credited to your Contract for a given Interest Term. The Indexed Interest Caps do not guarantee a certain amount of Indexed Interest. The Adjusted Index Return for an Indexed Account may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of an Indexed Interest Cap.

The Indexed Interest Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Indexed Interest Caps in our discretion; however, they will never be less than 2% during the Surrender Charge Period or 1% thereafter. You bear the risk that we will not set the Indexed Interest Caps higher than the Guaranteed Minimum Indexed Interest Cap.
RISKS RELATED TO DOWNSIDE PROTECTION FEATURES
•Indexed Interest Buffer Risk. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Buffer. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Buffer only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Buffer for any single Interest Term.
•Indexed Interest Floor Risk. When you allocate money to an Indexed Account with an Indexed Interest Floor, you are not investing in the associated Index, or in any securities or other instruments included in that Index. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Floor. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Floor only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Floor for any single Interest Term.

The Indexed Interest Buffer and Indexed Interest Floor applicable to each Indexed Account will not change for the life of your Contract.
WITHDRAWAL RISK
If you withdraw Contract Value allocated to an Indexed Account prior to the end of an Interest Term (including through a repetitive withdrawal), the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. When you take such a withdrawal, your Base Value will be immediately reduced in a proportion equal to the reduction in your Indexed Account Value, which will be the Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term. Reductions will also impact the Death Benefit available for your Beneficiaries. If you plan on taking withdrawals, this Contract may not be appropriate for you. You should speak with a financial professional about how taking withdrawals, especially repetitive withdrawals, can negatively impact your investment in the Contract.

Once your Base Value is reduced due to a withdrawal, there is no way under the Contract to increase your Base Value during the remainder of the Interest Term. See “Impact of Withdrawals from Indexed Accounts” for additional information about how withdrawals affect your Indexed Account Values. See “Interim Value Risk” below for additional information about the risks related to Interim Values.
RETURN LOCK RISK
If you allocate Contract Value to an Indexed Account for an Interest Term, you may request to exercise the Return Lock feature at any time by notifying us prior to the end of the third to last Business Day of the Interest Term. If you exercise the Return Lock feature, your Indexed Account Value (which otherwise fluctuates daily) will not change for the remainder of the Interest Term. You should consider the following risks related to the Return Lock feature:

•You will no longer participate in the Index’s performance, whether positive or negative, for the remainder of the Interest Term. This means that if you exercise the Return Lock feature, under no circumstances will your Indexed Account Value increase during the remainder of the Interest Term even if the Index increases after you exercise the Return Lock feature.
•You will not be credited with any Indexed Interest for that Indexed Account at the end of the Interest Term.
•We use the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your “locked in” Indexed Account Value, and it may be higher or lower than it was on the Business Day we received your Return Lock request or your Indexed Account Value reached its target return for an automatic Return Lock.
•If you exercise the Return Lock feature at a time when your Interim Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if you exercised the Return Lock feature at a later time or not at all.
•We will not provide advice or notify you regarding whether you should exercise the Return Lock feature or the optimal time for doing so. We will not warn you if you exercise the Return Lock feature at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise the Return Lock feature.
•There may not be an optimal time to exercise the Return Lock feature during an Interest Term. It may be better for you if you do not exercise the Return Lock feature during an Interest Term. It is impossible to know with certainty whether or not the Return Lock feature should be exercised.
•After you exercise the Return Lock feature, you will have the opportunity to transfer your locked-in Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term. If you remain in your current Indexed Account for the remainder of the Interest Term, your locked-in Indexed Account Value will not participate in the Index's performance for the remainder of that Interest Term, and you will forego any opportunity to invest in a new Indexed Account and earn Indexed Interest.
•The earlier in an Interest Term that you exercise the Return Lock, the longer you may forego any opportunity to earn the potential for additional Indexed Interest. For example, if you are invested in an Indexed Account with a six-year Interest Term, and you exercise the Return Lock feature on the first day of the second year of the Interest Term and choose not to transfer for the remainder of the Interest Term (i.e., you choose not to transfer your locked-in Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term), your investment will not increase (or decrease) for five years.
See the section titled “Return Lock” for additional information regarding the Return Lock feature.
INTERIM VALUE RISK
On each Business Day of the Interest Term, other than the first and last day, we determine the Indexed Account Value for each Indexed Account by calculating its Interim Value. In order to calculate your Interim Value, we apply a formula which is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold. This means that even if the Index Return has increased, it is possible that the Interim Value may not have increased. For more information and to see how we calculate the Interim Value, see the section “Interim Value” under “Charges and Adjustments” and the Statement of Additional Information (“SAI”).

If you choose to allocate amounts to an Indexed Account, Indexed Interest will not be credited to your Contract Value until the end of the Interest Term. This means that amounts withdrawn prior to the end of an Interest Term will not be credited with Indexed Interest. This includes Contract Value applied to pay a death benefit or to an annuity payout option. Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. You should consider the risk that it could be less than your original investment even when the applicable Index is performing positively.
RISK THAT WE MAY ELIMINATE OR SUBSTITUTE AN INDEX, INDEXED ACCOUNT OR CREDITING METHOD OR CHANGE INDEXED INTEREST CAPS
There is no guarantee that any particular Index, Indexed Account, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Indexed Interest that you earn during that Interest Term or the Interim Values that you can lock-in under the Return Lock feature. We may replace an Index at any time during an Interest Term, however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Indexed Interest Cap, Indexed Interest Floor, or Indexed Interest Buffer for that Interest Term. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer Indexed Account Values until the end of an Interest Term even if we replace the Index during such Interest Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index. At the end of the Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to remain invested in the relevant Indexed Account for the remainder of the Interest Term, your only option, if you do not exercise the Return Lock feature, will be to withdraw the related Indexed Account Value, which may cause you to incur surrender charges, negative adjustments to certain values under your Contract, due to the Interim Value calculation, and negative tax consequences, as discussed in this section.

We reserve the right to add new Indexed Accounts or stop offering any of the Indexed Accounts to new and/or existing Contracts, and to close any of the Indexed Accounts to new transfers at the end of an Interest Term. There is no guarantee that a particular Indexed Account will be available during the entire time that you own your Contract. New Indexed Accounts may have different Indices, rates, upside potential features, and downside protection features than those currently offered, subject to any applicable guaranteed minimum rates for each upside potential feature.

Changes to the Indexed Interest Caps (if any) occur at the beginning of the next Interest Term. We will provide written notice at least 30 days prior to each Interest Term instructing you how to obtain the available Indexed Interest Caps for the next Interest Term. You do not have the right to reject any new Indexed Interest Caps (if any) for the next Interest Term. If you do not like any such new element for a particular Indexed Account, at the end of the current Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to invest in any investment option under the Contract, your only option will be to surrender your Contract. Surrendering your Contract may cause you to incur surrender charges, negative adjustments to certain values under the Contract due to the Interim Value calculation, and may have negative tax consequences, as discussed in this section. The Indexed Interest Floor and Indexed Interest Buffer will not change for the life of your Contract. See the section titled “Indexes” for more information.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. We will not substitute any Index or Crediting Method until the new Index or Crediting Method has received any necessary regulatory clearances. Any addition, substitution, or removal of an Indexed Account, Index, or Crediting Method will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Interest Term. Replacing an Index does not cause a change in the Indexed Interest Floor or Indexed Interest Buffer of an existing Indexed Account. Any Indexed Accounts based on the performance of the newly added Index will have a new Indexed Interest Cap subject to the guaranteed minimum rate, at the start of the next Interest Term.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
CYBER SECURITY RISKS
We rely heavily on interconnected computer systems and digital data to conduct our annuity business activities. Because our annuity business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Also, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine) and the responses by the United States and other governments.

Cyber security risks may also affect the Indexes. Breaches in cyber security may cause an Index’s performance to be incorrectly calculated, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index. Breaches in cyber security may also negatively affect the value of the securities or other instruments that comprise or define the Indexes.
FIXED ACCOUNT RISK
The effective annual interest rate for an Interest Term will never be lower than 1%. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare an interest rate for the Fixed Account higher than the guaranteed minimum interest rate.
RISK ASSOCIATED WITH SYMETRA LIFE
Investment in the Contract is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Symetra Fixed Account, guarantees, and benefits provided for under the Contract are subject to our financial strength and claims paying ability. The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Contract Value in the Fixed Account, plus any guarantees under the Contract that exceed Your Contract Value (such as those that may be associated with the Death Benefit), are paid from our General Account. We maintain a minimum amount of capital in excess of assets that offset reserves, which acts as a cushion in the event that we suffer financial impairment, based on certain risks in our operations. For the Company, such risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, loans secured by mortgages, and equity securities, as well as the loss in value of these investments resulting from a loss in their market value.

Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	An investment in the Contract is not an investment in any Index or in the securities of companies that comprise the Indexes.
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]
Yes. You can lose money by investing in the Contract.

The following chart shows the maximum percentage of your investment you could lose due to negative Index performance after taking into account the current limits on Index loss provided under the Contract.
We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information On the Indexed Accounts.”

Index-Linked Option Reallocation Risk [Text Block]	You should consider whether the inability to reallocate Contract Value during an Interest Term is consistent with your financial needs.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	We reserve the right to add new Indexed Accounts or stop offering any of the Indexed Accounts to new and/or existing Contracts, and to close any of the Indexed Accounts to new transfers at the end of an Interest Term. There is no guarantee that a particular Indexed Account will be available during the entire time that you own your Contract. New Indexed Accounts may have different Indices, rates, upside potential features, and downside protection features than those currently offered, subject to any applicable guaranteed minimum rates for each upside potential feature.
Index-Linked Option Changes Features Risk [Text Block]
UPSIDE PROTECTION FEATURE
We will limit the positive Index Return used in calculating the Indexed Interest credited to an Indexed Account at the end of an Interest Term using the upside potential feature of the Indexed Interest Cap. The current limits on Index gains will not change during an Interest Term. For subsequent Interest Terms, we will set the Indexed Interest Cap prior to the beginning of an Interest Term. You may also obtain this information by accessing our website, www.symetra.com/ratescaps where the Indexed Interest Caps declared for the next Interest Term will be posted. Information on current Indexed Interest Caps is incorporated by reference from that website into this prospectus. When determining upside protection parameters, we consider a range of factors including, but not limited to, market conditions, administrative expenses, regulatory and tax requirements, competitive factors, and the costs associated with our risk management techniques.

Indexed Interest Cap. The Indexed Interest Cap represents the maximum positive Adjusted Index Return for a given Interest Term. For example, if you are allocated to an Indexed Account with an Indexed Interest Cap of 8% and, at the end of an Interest Term, the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Indexed Interest Cap) at the end of the Interest Term, meaning your Indexed Account Value will increase by 8%. Each Indexed Account with this upside potential feature has its own Indexed Interest Cap. We will declare whether an Indexed Account will have an Indexed Interest Cap and if it does, we will set the Indexed Interest Cap prior to the beginning of an Interest Term. An Indexed Interest Cap for a particular Interest Term may be higher or lower than the Indexed Interest Caps for previous or future Interest Terms. In no event will an Indexed Interest Cap be lower than the guaranteed minimum of 2% during the Surrender
Charge Period or lower than 1% thereafter. The Indexed Interest Caps for your initial Interest Term will be set forth in your Contract.

The Indexed Interest Caps do not guarantee a certain amount of Indexed Interest. The Indexed Interest Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Indexed Interest Caps at our discretion; however, they will never be less than 2% during the Surrender Charge Period or 1% thereafter. You bear the risk that we will not set the Indexed Interest Caps higher than the Guaranteed Minimum Indexed Interest Cap.

DOWNSIDE PROTECTION FEATURES
We will limit the negative Index Return used in calculating Indexed Interest credited to an Indexed Account at the end of an Interest Term using the downside protection feature of the applicable Crediting Method (i.e., the Indexed Interest Floor or Indexed Interest Buffer).

We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

Indexed Interest Floor. The Indexed Interest Floor represents the maximum negative Adjusted Index Return under an Indexed Account for a given Interest Term. In other words, the Indexed Interest Floor represents the most negative Indexed Interest that you can be credited under an Indexed Account for a given Interest Term. For example, if you are allocated to an Indexed Account with a 10% Indexed Interest Floor and, at the end of an Interest Term, the Index Return is -15%, we would compare the Indexed Interest Floor of -10% to the Index Return of -15% and credit Indexed Interest at the Adjusted Index Return of -10% (the negative Index Return up to the Indexed Interest Floor), meaning that your Indexed Account Value will decrease by 10%. Please note that not all Indexed Accounts have a Crediting Method that includes the Indexed Interest Floor. For those Crediting Methods with the Indexed Interest Floor, the Indexed Interest Floor is set at a loss of 10%. This may also be expressed as a floor equal to negative 10% (or -10%). The -10% Indexed Interest Floor will apply to every Indexed Account with an Indexed Interest Floor and will not change as long as we offer these Indexed Accounts.

The Indexed Interest Floor provides only limited protection against downside risk. You should understand that the Indexed Interest Floor does not provide absolute protection against negative Indexed Interest. You may lose money. Every Indexed Account has its own Indexed Account Value. Any portion of your Contract Value that is not allocated to an Indexed Account with a Crediting Method that includes the Indexed Interest Floor will not benefit from the downside protection afforded by the Indexed Interest Floor.
Indexed Interest Buffer. The Indexed Interest Buffer represents the maximum negative Index Return that will not result in a negative Adjusted Index Return for a given Indexed Account. In other words, the Indexed Interest Buffer represents the amount of negative Index Return that may occur before you are credited with negative Indexed Interest. If the negative Index Return exceeds the Indexed Interest Buffer, you are credited with the portion of the negative Index Return that exceeds the Indexed Interest Buffer. The Indexed Interest Buffer provides protection from a negative Index Return of up to 10%, 20% or 30% depending on the Indexed Account selected. For example, if you are allocated to an Indexed Account with a 10% Indexed Interest Buffer and, at the end of an Interest Term, the Index Return is -15%, we would credit Indexed Interest at the Adjusted Index Return of -5% (the portion of negative Index Return that exceeds the Indexed Interest Buffer) at the end of the Interest Term. This means that your Indexed Account Value will decrease by 5%. Please note that not all Indexed Accounts have a Crediting Method that includes the Indexed Interest Buffer.

The Indexed Interest Buffer applicable to each respective Indexed Account with Indexed Interest Buffer will not change as long as we offer these Indexed Accounts. It is possible that we will change the Indexed Interest Buffer for Contracts issued in the future, and that future Contracts may have different Indexed Interest Buffers for different Indexed Accounts.

The Indexed Interest Buffer provide only limited protection from downside risk. You should understand that the Indexed Interest Buffer does not provide absolute protection against negative Indexed Interest. You may lose money.

Every Indexed Account has its own Indexed Account Value. Any portion of your Contract Value that is not allocated to an Indexed Account with a Crediting Method that includes the Indexed Interest Buffer will not benefit from the protection afforded by the Indexed Interest Buffer.

Stops Accepting Payments Risk [Text Block]
We reserve the right not to accept third-party checks. In some circumstances and at our discretion, we may accept third-party checks that are from a rollover or transfer from other financial institutions.
We reserve the right to refuse any Purchase Payment that exceeds $1 million and any Purchase Payment that exceeds $1 million when aggregated with previous Purchase Payments made to other Contracts. Further, we reserve the right to refuse any Purchase Payment that does not meet our minimum Purchase Payment requirements, is not in good order, or is otherwise contrary to law for Symetra Life to accept. In addition, we reserve the right to refuse any application. If we refuse your application, we will return your Purchase Payment to you.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	Currently, each Indexed Account credits interest based on the performance of one of the following Indexes, each covering different asset classes.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in an Indexed Account is not a direct investment in the securities composing the particular Index. Each Crediting Method measures the net performance of the applicable Index between the beginning and end of an Interest Term (i.e., “Point to Point”). All of the Indexes we currently offer are price return indices, not “total return” indices, and do not reflect dividends or distributions paid on the securities composing the Indices. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Changes Possible [Text Block]	We reserve the right to add, remove or replace any Indexed Account, Index, or Crediting Method, subject to necessary regulatory approvals. Any addition, substitution, or removal of an Indexed Account, Index, or Crediting Method will be communicated to you in writing.
Index-Linked Option Details, Features [Text Block]	Information regarding the features of the currently offered Fixed Account option, including its name, Interest Term, and guaranteed minimum interest rate, is provided in "Appendix A: Investment Options Available Under the Contract".
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]	However, Indexed Accounts with shorter Interest Terms may have less potential for Index gains because Index performance is measured over a shorter period of time. Conversely, Indexed Accounts with longer Interest Terms will provide fewer opportunities for Indexed Interest to be credited and to transfer your Contract Value, as well as fewer opportunities to access your Contract Value without an Interim Value calculation. However, Indexed Accounts with longer Interest Terms may provide higher potential for Index gains because Index performance will be measured over a longer time period.
Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]	Before selecting an Indexed Account for investment, consider which Interest Term lengths may be appropriate for you based on your liquidity needs, investment horizon and financial goals. Indexed Accounts with shorter Interest Terms will provide more opportunities to be credited with Indexed Interest and to transfer your Contract Value in response to market conditions or other factors. Additionally, there will be more opportunities to withdraw Contract Value without an Interim Value calculation.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	You may also obtain this information by accessing our website, www.symetra.com/ratescaps where the Indexed Interest Caps declared for the next Interest Term will be posted. Information on current Indexed Interest Caps is incorporated by reference from that website into this prospectus.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
CREDITING METHODS
To determine the Indexed Interest credited to an Indexed Account at the end of an Interest Term, we calculate the Adjusted Index Return for that Indexed Account. We calculate the Adjusted Index Return by applying the applicable Crediting Method. Each Crediting Method includes one or more of the following elements:

•The Index Return (or “Point to Point”);
•The Indexed Interest Cap;
•The Indexed Interest Floor; and/or
•The Indexed Interest Buffer

Additional information about each of these elements is provided below.

Index-Linked Option Details, Bar Chart Legend [Text Block]
INDEX ANNUAL RETURNS
The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Indexed Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Indexed Account, and does not reflect Contract fees and charges, including surrender charges and the Interim Value Calculation, which reduce performance.

Index-Linked Option Details, Crediting Methodology Example [Text Block]	For example, if the net change in Index Value from the Beginning Index Value to the Ending Index Value is 5%, the Index Return for that Indexed Account would be 5%. If instead it decreased by 5%, the Index Return for that Indexed Account would be -5%. To determine the Adjusted Index Return, we would apply the Indexed Interest Cap, Indexed Interest Floor, and/or Indexed Interest Buffer to the Index Return.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Index Return (“Point to Point”). To determine the Index Return, we determine the net change in Index Value between two dates, the Beginning Index Value and the Ending Index Value, and express it as a percentage. After the Index Return is calculated, we next calculate the Adjusted Index Return. The Adjusted Index Return reflects the Index Return after any applicable adjustments for the Indexed Interest Cap, Indexed Interest Floor, and/or Indexed Interest Buffer. At the end of the Interest Term, Indexed Interest will be credited to the Base Value at a rate equal to the Adjusted Index Return.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	Replacing an Index.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index’s calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. We may do so at the end of an Interest Term or during an Interest Term. We will notify you in writing at least 30 days before we replace an Index.
If we replace an Index, we will attempt to select a new Index that is similar to the old Index. In making this evaluation, we will look at factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. If we determine in our own discretion that no similar alternate Index exists for an Indexed Account, we will use a commonly known Index such as the S&P 500. If we replace an Index during an Interest Term, we will calculate the Index Return using the old Index up until the replacement date. After the replacement date, we will calculate the Index Return using the new Index, but with a modified start of Interest Term value for the new Index. The modified start of Interest Term value for the new Index will reflect the Index Return for the old Index from the start of the Interest Term to the replacement date.

Index-Linked Option Details, Index Substitution Notification [Text Block]	We will notify you in writing at least 30 days before we replace an Index.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If we replace an Index during an Interest Term, we will calculate the Index Return using the old Index up until the replacement date. After the replacement date, we will calculate the Index Return using the new Index, but with a modified start of Interest Term value for the new Index. The modified start of Interest Term value for the new Index will reflect the Index Return for the old Index from the start of the Interest Term to the replacement date.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
DEATH DURING THE ACCUMULATION PHASE
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:

(a)Your Contract Value; or
(b)Your Purchase Payment reduced proportionately by the percentage reduction in the Indexed Account Values and the Fixed Account Value for each partial withdrawal.

If we permit the Contract to be assigned, or you designate someone else as Owner, the death benefit will be adjusted to equal the Contract Value as of the date of assignment or ownership change. If the death of the original Owner precedes the death of the new Owner and the Purchase Payment exceeds the Contract Value as of the date we receive proof of the original Owner’s death, the difference between the Purchase Payment and the Contract Value will be added to the Fixed Account on this date.

The death benefit will not be payable once the Income Phase begins under any circumstances. It will terminate on the Annuity Date without value. This means the death benefit will terminate without value when the Contract is annuitized. Also, even if you do not actively annuitize the Contract, when the Annuitant reaches the maximum annuitization age, the death benefit will terminate without value.

Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.
If this Contract is owned by a non-natural person (e.g., a corporation or a trust), the death of the Annuitant will be treated as the death of an Owner for purposes of the death benefit.
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Indexed Account at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.

We will determine the amount of the death benefit upon receipt at our Home Office of due proof of death, which includes the following information:

•Proof of death acceptable to us, such as a certified copy of a death certificate;
•Written payment directions from at least one eligible recipient of the death benefit; and
•Any other documents, forms or information we may require.

The amount of the death benefit will include any interest required by state law.
TO WHOM THE DEATH BENEFIT IS PAID
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:

•Surviving Owner; or if none, then
•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•Estate of the last Owner to die.

For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:

•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•The non-natural Owner.

If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead.  Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law.   See the section titled "Taxes” for more information.

If the spouse chooses to continue the Contract, any remaining Surrender Charge Period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Benefits Available [Table Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes the information about the benefits available under the Contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Basic Death Benefit	To provide your Beneficiary with a payment upon your death.	Standard	None	•Only available during the Accumulation Phase •The Contract Value component may reflect Interim Value(s) •Withdrawals will reduce the death benefit, perhaps significantly •State variations may apply

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Return Lock	Permits you to lock in the Interim Value of an Indexed Account prior to the end of an Interest Term	Standard	None
•Only available during the Accumulation Phase

•The entire Indexed Account Value must be locked in

•May only be exercised once during an Interest Term

•Exercise of the feature is irrevocable

•Locked in amount will be the Interim Value calculated at the end of the Business Day after the Business Day your request is received

•You will not know the Interim Value to be locked in prior to exercising the feature

•Locked in amount will not be credited with Indexed Interest at the end of the Interest Term

•Withdrawals (including applicable surrender charges, taxes, and tax penalties) will reduce the locked in amount dollar-for-dollar

Nursing Home Waiver	Waives the surrender charge on withdrawals while you are confined in an eligible facility	Standard	None
•Only available during the Accumulation Phase

•Must be confined in an eligible facility

•Period of confinement must be at least 30 consecutive days

•Satisfactory proof of confinement must be provided

•If confinement existed on the Contract Date, you may not rely on this waiver until after the first Contract Year

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Terminal Illness Waiver	Waives surrender charges on withdrawals while you are terminally ill	Standard	None
•Only available during the Accumulation Phase

•Satisfactory proof of terminal illness must be received

•Terminal illness must be diagnosed after Contract Date

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Repetitive Withdrawals	Permits automatic withdrawal of payments from the Contract Value on a monthly, quarterly, semi-annual, or annual basis	Standard	None
•Only available during the Accumulation Phase

•Minimum withdrawal amount is $500

•Withdrawals may be based on Interim Value(s), and may be subject to surrender charges, taxes and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Free Withdrawal Amount	Permits withdrawal of a specific amount of the Contract Value each Interest Term Year during the first 6 Contract Years without incurring a surrender charge	Standard	None
•Only available during the Accumulation Phase

•Withdrawals of the Free Withdrawal Amount may be based on Interim Value(s), and may be subject to taxes and tax penalties

•Withdrawals of the Free Withdrawal Amounts will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Descriptions of Restrictions or Limitations
Rebalancing	Permits automatic rebalancing of allocation percentages among the Indexed Accounts and Fixed Account at the end of each Interest Term	Optional	None
•Only available during the Accumulation Phase

•All investment allocations must have the same Interest Term length

•Terminates (but may be re-elected) if an Indexed Account to which Contract Value would be allocated is no longer available

•Terminates (but may be re-elected) if investment allocation options no longer have same Interest Term length

•Terminates (and cannot be re-elected) if you instruct us to stop

•Terminates (and cannot be re-elected) if you change allocations after the Contract Date and do not provide us with updated rebalancing instructions

DEATH DURING THE ACCUMULATION PHASE
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:

(a)Your Contract Value; or
(b)Your Purchase Payment reduced proportionately by the percentage reduction in the Indexed Account Values and the Fixed Account Value for each partial withdrawal.

If we permit the Contract to be assigned, or you designate someone else as Owner, the death benefit will be adjusted to equal the Contract Value as of the date of assignment or ownership change. If the death of the original Owner precedes the death of the new Owner and the Purchase Payment exceeds the Contract Value as of the date we receive proof of the original Owner’s death, the difference between the Purchase Payment and the Contract Value will be added to the Fixed Account on this date.

The death benefit will not be payable once the Income Phase begins under any circumstances. It will terminate on the Annuity Date without value. This means the death benefit will terminate without value when the Contract is annuitized. Also, even if you do not actively annuitize the Contract, when the Annuitant reaches the maximum annuitization age, the death benefit will terminate without value.

Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.
If this Contract is owned by a non-natural person (e.g., a corporation or a trust), the death of the Annuitant will be treated as the death of an Owner for purposes of the death benefit.
Benefits Description [Table Text Block]
DEATH DURING THE ACCUMULATION PHASE
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:

(a)Your Contract Value; or
(b)Your Purchase Payment reduced proportionately by the percentage reduction in the Indexed Account Values and the Fixed Account Value for each partial withdrawal.

If we permit the Contract to be assigned, or you designate someone else as Owner, the death benefit will be adjusted to equal the Contract Value as of the date of assignment or ownership change. If the death of the original Owner precedes the death of the new Owner and the Purchase Payment exceeds the Contract Value as of the date we receive proof of the original Owner’s death, the difference between the Purchase Payment and the Contract Value will be added to the Fixed Account on this date.

The death benefit will not be payable once the Income Phase begins under any circumstances. It will terminate on the Annuity Date without value. This means the death benefit will terminate without value when the Contract is annuitized. Also, even if you do not actively annuitize the Contract, when the Annuitant reaches the maximum annuitization age, the death benefit will terminate without value.

Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.
If this Contract is owned by a non-natural person (e.g., a corporation or a trust), the death of the Annuitant will be treated as the death of an Owner for purposes of the death benefit.
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Indexed Account at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.

We will determine the amount of the death benefit upon receipt at our Home Office of due proof of death, which includes the following information:

•Proof of death acceptable to us, such as a certified copy of a death certificate;
•Written payment directions from at least one eligible recipient of the death benefit; and
•Any other documents, forms or information we may require.

The amount of the death benefit will include any interest required by state law.
TO WHOM THE DEATH BENEFIT IS PAID
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:

•Surviving Owner; or if none, then
•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•Estate of the last Owner to die.

For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:

•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•The non-natural Owner.

If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead.  Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law.   See the section titled "Taxes” for more information.

If the spouse chooses to continue the Contract, any remaining Surrender Charge Period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Account listed below (including the Index and the current limits on the Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to current limits on Index gains. More information about current limits on Index gains is available at www.symetra.com/ratescaps.

Note: If amounts are removed from an Indexed Account before the end of its Interest Term, we will apply an Interim Value calculation. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

See “Crediting Methods” and “Interim Value” under “Charges and Adjustments” for more information.

Index (1)	Type of Index	Interest Term	Index Crediting Method	Current Limit on Index Loss (if held until the end of the Interest Term)	Minimum Limit on Index Gain (for the life of the Indexed Account)
S&P 500	Market Index	1-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	10% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
Russell 2000	Market Index	1-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	10% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
Nasdaq 100	Market Index	1-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	10% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
S&P 500	Market Index	1-year	Point to Point with Indexed Interest Floor and Indexed Interest Cap	-10% Indexed Interest Floor	2%Cap during Surrender Period and 1% thereafter
Russell 2000	Market Index	1-year	Point to Point with Indexed Interest Floor and Indexed Interest Cap	-10% Indexed Interest Floor	2% Cap during Surrender Period and 1% thereafter
Nasdaq 100	Market Index	1-year	Point to Point with Indexed Interest Floor and Indexed Interest Cap	-10% Indexed Interest Floor	2% Cap during Surrender Period and 1% thereafter
S&P 500	Market Index	6-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	10% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
Russell 2000	Market Index	6-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	10% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
S&P 500	Market Index	6-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	20% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
Russell 2000	Market Index	6-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	20% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
S&P 500	Market Index	6-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	30% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
(1)     All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices.
We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.

We set the Indexed Interest Caps at our discretion; however, they will never be less than the lowest limits on the Index gains. The Indexed Interest Cap will never be less than 2% during the Surrender Charge Period or 1% thereafter.

The following lists the fixed option currently available under the Contract. We may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See the section titled "Fixed Account" for more information.

Name	Interest Term	Minimum Guaranteed Interest Rate
Symetra Fixed Account	1-year	1%

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Account listed below (including the Index and the current limits on the Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to current limits on Index gains. More information about current limits on Index gains is available at www.symetra.com/ratescaps.

Note: If amounts are removed from an Indexed Account before the end of its Interest Term, we will apply an Interim Value calculation. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Account listed below (including the Index and the current limits on the Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to current limits on Index gains. More information about current limits on Index gains is available at www.symetra.com/ratescaps.

Note: If amounts are removed from an Indexed Account before the end of its Interest Term, we will apply an Interim Value calculation. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

See “Crediting Methods” and “Interim Value” under “Charges and Adjustments” for more information.

Index-Linked Options Available [Table Text Block]

Index (1)	Type of Index	Interest Term	Index Crediting Method	Current Limit on Index Loss (if held until the end of the Interest Term)	Minimum Limit on Index Gain (for the life of the Indexed Account)
S&P 500	Market Index	1-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	10% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
Russell 2000	Market Index	1-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	10% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
Nasdaq 100	Market Index	1-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	10% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
S&P 500	Market Index	1-year	Point to Point with Indexed Interest Floor and Indexed Interest Cap	-10% Indexed Interest Floor	2%Cap during Surrender Period and 1% thereafter
Russell 2000	Market Index	1-year	Point to Point with Indexed Interest Floor and Indexed Interest Cap	-10% Indexed Interest Floor	2% Cap during Surrender Period and 1% thereafter
Nasdaq 100	Market Index	1-year	Point to Point with Indexed Interest Floor and Indexed Interest Cap	-10% Indexed Interest Floor	2% Cap during Surrender Period and 1% thereafter
S&P 500	Market Index	6-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	10% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
Russell 2000	Market Index	6-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	10% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
S&P 500	Market Index	6-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	20% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
Russell 2000	Market Index	6-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	20% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
S&P 500	Market Index	6-year	Point to Point with Indexed Interest Buffer and Indexed Interest Cap	30% Indexed Interest Buffer	2% Cap during Surrender Period and 1% thereafter
(1) All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following lists the fixed option currently available under the Contract. We may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See the section titled "Fixed Account" for more information.

Fixed Options Available [Table Text Block]

Name	Interest Term	Minimum Guaranteed Interest Rate
Symetra Fixed Account	1-year	1%

Fixed Option Available, Name	Symetra Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]

Name of Contract	Number of Contracts Outstanding	Total Value Attributable to the Indexed Accounts and/or Fixed Account Option subject to Contract Adjustment	Number of Contracts Sold during the prior Calendar Year	Gross Premiums received During the Prior Calendar Year	Combination Contract
Symetra Trek Frontier	2,072	$555,398,009.33	26	$4,994,821.2	No

Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Symetra Trek Frontier
Non-variable Annuities, Number Outstanding	2,072
Non-variable Annuities, Total Value	$ 555,398,009.33
Non-variable Annuities, Number Sold	26
Non-variable Annuities, Gross Premiums	$ 4,994,821.2
Non-variable Annuities, Combination [Flag]	false
Non-variable Annuities [Text Block]
Item 31A. Information on Contracts with Index-Linked Options and Fixed Options Subject to Contract Adjustment
The following information about the Contracts is as of December 31, 2025.

Name of Contract	Number of Contracts Outstanding	Total Value Attributable to the Indexed Accounts and/or Fixed Account Option subject to Contract Adjustment	Number of Contracts Sold during the prior Calendar Year	Gross Premiums received During the Prior Calendar Year	Combination Contract
Symetra Trek Frontier	2,072	$555,398,009.33	26	$4,994,821.2	No
b. See Exhibit 27(r)

Previously Offered [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	9.00%
During Surrender Charge Period [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
After Surrender Charge Period [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
On Or After May 1, 2022 [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	To provide your Beneficiary with a payment upon your death.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available during the Accumulation Phase •The Contract Value component may reflect Interim Value(s) •Withdrawals will reduce the death benefit, perhaps significantly •State variations may apply
Name of Benefit [Text Block]	Basic Death Benefit
Operation of Benefit [Text Block]
DEATH DURING THE ACCUMULATION PHASE
If you die during the Accumulation Phase, the Contract provides for a death benefit equal to the greater of:

(a)Your Contract Value; or
(b)Your Purchase Payment reduced proportionately by the percentage reduction in the Indexed Account Values and the Fixed Account Value for each partial withdrawal.

If we permit the Contract to be assigned, or you designate someone else as Owner, the death benefit will be adjusted to equal the Contract Value as of the date of assignment or ownership change. If the death of the original Owner precedes the death of the new Owner and the Purchase Payment exceeds the Contract Value as of the date we receive proof of the original Owner’s death, the difference between the Purchase Payment and the Contract Value will be added to the Fixed Account on this date.

The death benefit will not be payable once the Income Phase begins under any circumstances. It will terminate on the Annuity Date without value. This means the death benefit will terminate without value when the Contract is annuitized. Also, even if you do not actively annuitize the Contract, when the Annuitant reaches the maximum annuitization age, the death benefit will terminate without value.

Death of Annuitant. If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, you must designate a new Annuitant. If no designation is made within 30 days after we are notified of the Annuitant’s death, the Owner (or oldest joint Owner) named in the application will become the Annuitant.
If this Contract is owned by a non-natural person (e.g., a corporation or a trust), the death of the Annuitant will be treated as the death of an Owner for purposes of the death benefit.
DUE PROOF OF DEATH
The amount of the death benefit is subject to fluctuation until we receive due proof of death. Most importantly, if the Contract is invested in at least one Indexed Account at the time that a death benefit becomes payable, the amount of the death benefit may decrease in value until we receive due proof of death. Thus, eligible recipients of the death benefit should notify us of an Owner’s death and provide us due proof of death as promptly as possible to limit the risk of a decline in the death benefit.

We will determine the amount of the death benefit upon receipt at our Home Office of due proof of death, which includes the following information:

•Proof of death acceptable to us, such as a certified copy of a death certificate;
•Written payment directions from at least one eligible recipient of the death benefit; and
•Any other documents, forms or information we may require.

The amount of the death benefit will include any interest required by state law.
TO WHOM THE DEATH BENEFIT IS PAID
Upon the death of a natural Owner during the Accumulation Phase, the death benefit is payable to the following:

•Surviving Owner; or if none, then
•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•Estate of the last Owner to die.

For a Contract owned by a non-natural Owner, upon the death of the Annuitant during the Accumulation Phase, the death benefit is payable to the following:

•Surviving primary Beneficiaries; or if none, then
•Surviving contingent Beneficiaries; or if none, then
•The non-natural Owner.

If a person entitled to receive the death benefit dies before the death benefit is distributed, we will pay the death benefit to that person’s named beneficiary or, if none, to that person’s estate.
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead.  Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law.   See the section titled "Taxes” for more information.

If the spouse chooses to continue the Contract, any remaining Surrender Charge Period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Calculation Method of Benefit [Text Block]
PAYMENT OPTIONS
Under a non-qualified Contract, the death benefit must be paid as:

a.A lump sum payment or series of withdrawals that are completed within five years from the date of death (ten years for qualified Contracts payable to certain beneficiaries, see below); or
b.Payments made over the Beneficiary’s life or life expectancy; or
c.Annuity Payments made over a person’s life or life expectancy. The life expectancy election must be made within 60 days from our receipt of proof of death. Annuity Payments must begin within one year from the date of death. Once Annuity Payments begin, they cannot be changed.

Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code. Eligible designated beneficiaries include, spouses, minor children (until they reach the age of majority), beneficiaries who are disabled or chronically ill or individuals not more than 10 years younger than the original owner.

Life and life expectancy payouts of death benefits may not satisfy required minimum distribution rules under qualified Contracts. If the death benefit is payable to the Owner’s estate, we will make a lump sum payment. Different death benefit elections may be available to certain Beneficiaries.

We will determine the value of the death benefit as of the Business Day on which we receive the Beneficiary’s election and all information we need to process the claim. If your Beneficiary chooses to make a series of withdrawals over time as provided in option (a) above, then the allocation of Contract Value among the Indexed Accounts and the Fixed Account will not change (unless an Indexed Account becomes unavailable, in which case Contract Value allocated to that Indexed Account will be automatically transferred to the Fixed Account). To the extent the Contract Value is allocated to an Indexed Account, the Beneficiary will be subject to the risk that the Contract Value will decrease in value.
SPOUSAL CONTINUATION
In limited circumstances, when the Owner dies, if the spouse of the deceased Owner is entitled to receive a death benefit, the spouse may have the option to continue the Contract instead.  Under federal tax law, the spouse’s option to continue the Contract is contingent upon whether the deceased Owner and the spouse were legally married under applicable state law.   See the section titled "Taxes” for more information.

If the spouse chooses to continue the Contract, any remaining Surrender Charge Period will be waived. If the spouse chooses to continue the Contract and if the death benefit exceeds the Contract Value, we will adjust the Contract Value to equal the death benefit as of the date we receive proof of death. Only one spousal continuation is permitted per Contract.
DEATH DURING THE INCOME PHASE
If an Owner dies during the Income Phase, then any amounts paid after the Owner’s death will depend on which annuity option was selected. If an Owner dies while annuity payments are being paid, we will pay the remaining annuity payments, if any, in accordance with that option. Under a qualified contract, the death benefit must generally be completed within ten years after the date of death unless payable to an “eligible designated beneficiary” as defined in the Code.

If the Annuitant is not an Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the Payee designated by the Owner. The remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See the section titled “Annuity Payments” for more information.

Return Lock [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return Lock
Purpose of Benefit [Text Block]	Permits you to lock in the Interim Value of an Indexed Account prior to the end of an Interest Term
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•The entire Indexed Account Value must be locked in

•May only be exercised once during an Interest Term

•Exercise of the feature is irrevocable

•Locked in amount will be the Interim Value calculated at the end of the Business Day after the Business Day your request is received

•You will not know the Interim Value to be locked in prior to exercising the feature

•Locked in amount will not be credited with Indexed Interest at the end of the Interest Term
•Withdrawals (including applicable surrender charges, taxes, and tax penalties) will reduce the locked in amount dollar-for-dollar
Name of Benefit [Text Block]	Return Lock
Hospital And Nursing Home Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nursing Home Waiver
Purpose of Benefit [Text Block]	Waives the surrender charge on withdrawals while you are confined in an eligible facility
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Must be confined in an eligible facility

•Period of confinement must be at least 30 consecutive days

•Satisfactory proof of confinement must be provided

•If confinement existed on the Contract Date, you may not rely on this waiver until after the first Contract Year

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Name of Benefit [Text Block]	Nursing Home Waiver
Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Waiver
Purpose of Benefit [Text Block]	Waives surrender charges on withdrawals while you are terminally ill
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Satisfactory proof of terminal illness must be received

•Terminal illness must be diagnosed after Contract Date

•Withdrawals under the rider may be based on Interim Value(s), and may be subject to taxes, and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

•State variations may apply

Name of Benefit [Text Block]	Terminal Illness Waiver
Repetitive Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Repetitive Withdrawals
Purpose of Benefit [Text Block]	Permits automatic withdrawal of payments from the Contract Value on a monthly, quarterly, semi-annual, or annual basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Minimum withdrawal amount is $500

•Withdrawals may be based on Interim Value(s), and may be subject to surrender charges, taxes and tax penalties

•Withdrawals will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Name of Benefit [Text Block]	Repetitive Withdrawals
Free Withdrawal Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal Amount
Purpose of Benefit [Text Block]	Permits withdrawal of a specific amount of the Contract Value each Interest Term Year during the first 6 Contract Years without incurring a surrender charge
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•Withdrawals of the Free Withdrawal Amount may be based on Interim Value(s), and may be subject to taxes and tax penalties

•Withdrawals of the Free Withdrawal Amounts will reduce the Contract Value and death benefit, perhaps significantly, and the reduction may be greater than the amount withdrawn

Name of Benefit [Text Block]	Free Withdrawal Amount
Rebalancing [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Permits automatic rebalancing of allocation percentages among the Indexed Accounts and Fixed Account at the end of each Interest Term
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the Accumulation Phase

•All investment allocations must have the same Interest Term length

•Terminates (but may be re-elected) if an Indexed Account to which Contract Value would be allocated is no longer available

•Terminates (but may be re-elected) if investment allocation options no longer have same Interest Term length

•Terminates (and cannot be re-elected) if you instruct us to stop

•Terminates (and cannot be re-elected) if you change allocations after the Contract Date and do not provide us with updated rebalancing instructions

Name of Benefit [Text Block]	Rebalancing
Interim Value Adjustment [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Contract Adjustment, Applicable Period [Text Block]	The Interim Value is the value of the Indexed Account between the first and last day of the Interest Term. The Interim Value may change each Business Day and this change may be either positive or negative.
Contract Adjustment, Applicable Transaction [Text Block]	Any of these transactions, if taken from the Indexed Accounts during an Interest Term, will be based on the Interim Values of the Indexed Accounts.
Contract Adjustment, Manner Determined [Text Block]	Interim Value Calculation. We calculate the Interim Value at the end of each Business Day. The calculation is based on a formula not directly tied to the value of the Index but rather by determining the value of hypothetical investments and derivatives that we may or may not actually hold. This means that even if the Index Return has increased, it is possible that the Interim Value may not have increased. The calculation includes the Index Return from the beginning of the Interest Term to the Interim Value date, is calculated separately for each Indexed Account, and is calculated differently depending on the Crediting Method chosen.
Contract Adjustment, Effect on Value and Benefits [Text Block]	Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term. Reductions will also impact the death benefit available for your Beneficiaries.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	A withdrawal will also cause a reduction (perhaps significant reduction) to your Base Value. When you take such a withdrawal, your Base Value will be immediately reduced in a proportion equal to the reduction in your Indexed Account Value, which will be the Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	This means that amounts withdrawn prior to the end of an Interest Term will not be credited with Indexed Interest.
Contract Adjustment, Relationship to Other Charges [Text Block]	If you withdraw Contract Value allocated to an Indexed Account prior to the end of an Interest Term (including through a repetitive withdrawal), the withdrawal will reduce the Interim Value of the Indexed Account on a dollar-for-dollar basis.
Contract Adjustment, Purpose [Text Block]	The Interim Value calculation shifts risk from us to you, protecting us from declines in value on those investments and derivative assets when amounts are withdrawn or otherwise removed from an Indexed Account prior to end of an Interest Term.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	You may contact our Home Office to obtain your current Indexed Account Value, you will not know the Indexed Account Interim Value used in advance. This is because the Interim Value fluctuates daily, and we use the Indexed Account Value calculated at the end of the Business Day that immediately follows the Business Day on which we receive your request.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	The Interim Value may change each Business Day and this change may be either positive or negative.
S&P 500, Market Index, 1-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Buffer and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Indexed Interest Buffer
Index-Linked Option Available, Index Gain Limit Type	2% Cap during Surrender Period and 1% thereafter
Russell 2000, Market Index, 1-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Buffer and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Indexed Interest Buffer
Index-Linked Option Available, Index Gain Limit Type	2% Cap during Surrender Period and 1% thereafter
Nasdaq 100, Market Index, 1-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Buffer and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Indexed Interest Buffer
Index-Linked Option Available, Index Gain Limit Type	2% Cap during Surrender Period and 1% thereafter
S&P 500, Market Index, 1-year, Point to Point with Indexed Interest Floor and Indexed Interest Cap, -10% Indexed Interest Floor, 2%Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Floor and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	-10% Indexed Interest Floor
Index-Linked Option Available, Index Gain Limit Type	2%Cap during Surrender Period and 1% thereafter
Russell 2000, Market Index, 1-year, Point to Point with Indexed Interest Floor and Indexed Interest Cap, -10% Indexed Interest Floor, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Floor and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	-10% Indexed Interest Floor
Index-Linked Option Available, Index Gain Limit Type	2% Cap during Surrender Period and 1% thereafter
Nasdaq 100, Market Index, 1-year, Point to Point with Indexed Interest Floor and Indexed Interest Cap, -10% Indexed Interest Floor, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Floor and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	-10% Indexed Interest Floor
Index-Linked Option Available, Index Gain Limit Type	2% Cap during Surrender Period and 1% thereafter
S&P 500, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Buffer and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Indexed Interest Buffer
Index-Linked Option Available, Index Gain Limit Type	2% Cap during Surrender Period and 1% thereafter
Russell 2000, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Buffer and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Indexed Interest Buffer
Index-Linked Option Available, Index Gain Limit Type	2% Cap during Surrender Period and 1% thereafter
S&P 500, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 20% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Buffer and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Indexed Interest Buffer
Index-Linked Option Available, Index Gain Limit Type	2% Cap during Surrender Period and 1% thereafter
Russell 2000, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 20% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Buffer and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Indexed Interest Buffer
Index-Linked Option Available, Index Gain Limit Type	2% Cap during Surrender Period and 1% thereafter
S&P 500, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 30% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Indexed Interest Buffer and Indexed Interest Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	30% Indexed Interest Buffer
Index-Linked Option Available, Index Gain Limit Type	2% Cap during Surrender Period and 1% thereafter
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. You can lose money by investing in the Contract.
The following chart shows the maximum percentage of your investment you could lose due to negative Index performance after taking into account the current limits on Index loss provided under the Contract.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-time horizon. Tax penalties may apply to withdrawals taken before age 59 ½. Withdrawals from the Contract may be subject to a surrender charges, taxes, and tax penalties. Amounts removed from an Indexed Account before the end of the Interest Term may also result in a negative Interim Value calculation and loss of positive performance. If you take a withdrawal prior to the end of an Interest Term, the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term as well as reduce the amount of Death Benefit available to your Beneficiaries.

At the end of each Interest Term or if the Return Lock feature has been exercised, at the end of the current or any subsequent Interest Term Year, you may elect to transfer your Contract Value between the Fixed Account and any Indexed Account(s) and between Indexed Account(s) and begin a new Interest Term. If we do not receive a transfer request from you by the Transfer Notice Deadline, your allocations will remain the same and no transfers will occur. If an Indexed Account in which you are invested is no longer offered and we do not receive a transfer request, any amount in that Indexed Account will be transferred to the Fixed Account.
For more information, see “Principal Risks of Investment in the Contract” and “Transfers”.
Key Information, Contract Adjustment Risk [Text Block]	Amounts removed from an Indexed Account before the end of the Interest Term may also result in a negative Interim Value calculation and loss of positive performance.
Key Information, Reallocation Risk [Text Block]	If we do not receive a transfer request from you by the Transfer Notice Deadline, your allocations will remain the same and no transfers will occur.
Key Information, Default Reallocation Risk [Text Block]	If an Indexed Account in which you are invested is no longer offered and we do not receive a transfer request, any amount in that Indexed Account will be transferred to the Fixed Account.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Indexed Accounts). Each investment option (including the Fixed Account) has its own unique risks. You should review the available investment options before making an investment decision.
All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices. This reduces the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

The upside potential feature of the applicable Crediting Methods will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return. For example:

The Indexed Interest Cap represents the maximum positive Adjusted Index Return for a given Interest Term and limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. If the Indexed Interest Cap is 8% and the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Indexed Interest Cap) at the end of the Interest Term.

The downside protection feature of the applicable Crediting Methods will limit negative Index Returns (e.g., limited protection in the case of market decline). For example:

The Indexed Interest Buffer represents the amount of negative Index Return that you are protected from before you are credited with negative Indexed Interest. If the Indexed Interest Buffer is 10% and the Index Return is -15% (negative Index Return that exceeds the Indexed Interest Buffer), we would credit Indexed interest at the Adjusted Index Return of -5%.

The Indexed Interest Floor is the maximum negative Adjusted Index Return. If the Index Return is -15% and the Indexed Interest Floor is -10%, we would credit Indexed Interest at the Adjusted Index Return of -10% (the negative Index Return Up to the Indexed Interest Floor).
For more information, see “Principal Risks of Investing in the Contract,” “Investment Options,” and “Additional Information On the Indexed Accounts.”

Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The upside potential feature of the applicable Crediting Methods will limit positive Index Returns (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	The Indexed Interest Cap represents the maximum positive Adjusted Index Return for a given Interest Term and limits the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. If the Indexed Interest Cap is 8% and the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Indexed Interest Cap) at the end of the Interest Term.
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	This may result in you earning less than the Index Return.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The downside protection feature of the applicable Crediting Methods will limit negative Index Returns (e.g., limited protection in the case of market decline).
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]
The Indexed Interest Buffer represents the amount of negative Index Return that you are protected from before you are credited with negative Indexed Interest. If the Indexed Interest Buffer is 10% and the Index Return is -15% (negative Index Return that exceeds the Indexed Interest Buffer), we would credit Indexed interest at the Adjusted Index Return of -5%.

The Indexed Interest Floor is the maximum negative Adjusted Index Return. If the Index Return is -15% and the Indexed Interest Floor is -10%, we would credit Indexed Interest at the Adjusted Index Return of -10% (the negative Index Return Up to the Indexed Interest Floor).

Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	All of the Indices we currently offer are price return indices which do not reflect dividends or distributions paid on the components of the Indices.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This reduces the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
WITHDRAWAL RISK
If you withdraw Contract Value allocated to an Indexed Account prior to the end of an Interest Term (including through a repetitive withdrawal), the withdrawal will cause a reduction (perhaps significant reduction) to your Base Value. When you take such a withdrawal, your Base Value will be immediately reduced in a proportion equal to the reduction in your Indexed Account Value, which will be the Interim Value. A proportional reduction could be larger than the dollar amount of your withdrawal. Reductions to your Base Value will negatively impact your Indexed Account Value for the remainder of the Interest Term and may result in a lower amount of Indexed Interest being credited, if any, at the end of the Interest Term. Reductions will also impact the Death Benefit available for your Beneficiaries. If you plan on taking withdrawals, this Contract may not be appropriate for you. You should speak with a financial professional about how taking withdrawals, especially repetitive withdrawals, can negatively impact your investment in the Contract.

Once your Base Value is reduced due to a withdrawal, there is no way under the Contract to increase your Base Value during the remainder of the Interest Term. See “Impact of Withdrawals from Indexed Accounts” for additional information about how withdrawals affect your Indexed Account Values. See “Interim Value Risk” below for additional information about the risks related to Interim Values.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Investment in the Contract is subject to the risks related to Symetra Life Insurance Company. Any obligations (including obligations related to the Symetra Fixed Account and Indexed Accounts), guarantees, and benefits provided for under the Contract are subject to our financial strength and claims-paying ability. More information about us, including our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting us at investors.symetra.com.
For more information, see “Principal Risks of Investing in the Contract”.
General Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
GENERAL LIQUIDITY RISK
We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is not suitable as a short-term savings vehicle. If you take withdrawals from your Contract during the Surrender Charge Period, surrender charges may apply as well as, taxes and a 10% additional federal tax if taken before age 59½. In addition, withdrawals from the Indexed Accounts prior to the end of an Interest Term will be based on the Interim Value(s) of the Indexed Account(s) in which you are invested. In extreme circumstances, you could lose up to 100% of your Contract Value allocated to an Indexed Account due to a negative Interim Value calculation. See “Interim Value Risk” below for additional information about the risks related to Interim Values. If you plan on taking withdrawals that will be subject to surrender charges, an Interim Value calculation, or additional federal taxes, this Contract may not be appropriate for you.

You can transfer Contract Value among the Indexed Accounts and the Fixed Account generally only at the end of an Interest Term. This restricts your ability to react to changes in market conditions during Interest Terms. You should consider whether the inability to reallocate Contract Value during an Interest Term is consistent with your financial needs. We must receive your transfer request by the Transfer Notice Deadline. If we do not receive a transfer request, no transfers will occur and your current allocation will remain in place for the next Interest Term. This will occur even if the Index, Indexed Interest Cap percentage associated with the Indexed Account has changed since you last selected the Indexed Account, in which case the Indexed Account may no longer be appropriate for your investment goals. If you fail to transfer your Indexed Account Value at the end of an Interest Term and do not wish to remain invested in a particular Indexed Account for another Interest Term, your only option, if you do not exercise the Return Lock feature, will be to surrender the related Indexed Account Value. Surrendering all or a portion of your Contract Value may cause you to incur surrender charges, negative Interim Value calculations to certain Indexed Account Values under your Contract, and negative tax consequences, as discussed in this section.

We may defer payments made under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.
Short-Term Investment Risk. The Contract is not suitable if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in. The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon. Tax penalties may apply to withdrawals taken before age 59 ½.
General Liquidity Risk, Short-Term Investment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. The Contract is not suitable if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in. The Contract is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon. Tax penalties may apply to withdrawals taken before age 59 ½.
Risk Of Loss Related To Surrender Charges Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK OF LOSS RELATED TO SURRENDER CHARGES
There is a risk of loss of principal and related earnings if you take a withdrawal from your Contract or surrender it during the first six Contract Years when we will deduct a surrender charge. This risk exists even if you are invested in an Indexed Account with an Index that is performing positively as of the date of your withdrawal.

Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
INDEX RISK
If you allocate money to an Indexed Account for an Interest Term, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize investment losses. The historical performance of an Index or an Indexed Account does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of an Interest Term. Each Crediting Method provides limited protection against negative interest.

The following chart shows the percentage of your investment you could lose due to negative Index performance in connection with an Indexed Account (at the end of an Interest Term) with an Indexed Interest Floor or Indexed Interest Buffer. We do not guarantee that the Contract will always offer Indexed Accounts that limit losses, which would mean risk of loss of the entire amount invested.

Crediting Method	Maximum Potential Loss % for Negative Performance
Indexed Interest Floor	10%
10% Indexed Interest Buffer	90%
20% Indexed Interest Buffer	80%
30% Indexed Interest Buffer	70%
While it is not possible to invest directly in an Index, if you choose to allocate amounts to an Indexed Account, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Certain unanticipated events, such as wars, natural disasters and public health emergencies can negatively affect the global economy, economies of individual countries and the market in general. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses in your investment in the Indexed Accounts. The duration of these types of events cannot be determined with certainty. The full impact and duration of these events are difficult to determine. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Accounts.

Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

Provided below is a summary of other important investment risks to which the Indexes are exposed. For more information on the Indexes, see the section titled “Indexes.”

•S&P 500® Index. The S&P 500® Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

•Russell 2000® Index. The Russell 2000® Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

•Nasdaq-100® Index. The Nasdaq-100® Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Nasdaq-100® Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

The Indexes available under the Contract do not reflect any dividends or distributions paid by the component companies. If dividends or distributions were reflected in the value of an Index, the Index’s performance would be higher, particularly over long periods of time. The Indexes that include non-U.S. companies use exchange rate methodologies that may impact an Index’s performance. These considerations may negatively impact the performance of your Indexed Accounts.

An investment in the Contract is not an investment in any Index or in the securities of companies that comprise the Indexes. You should understand that you will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that comprise the Indexes.

Risks Related To Upside Potential Features Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISKS RELATED TO UPSIDE POTENTIAL FEATURES
•Indexed Interest Cap Risk. If you choose to allocate amounts to an Indexed Account with a Indexed Interest Cap, the highest possible Adjusted Index Return that you may achieve is limited by the Indexed Interest Cap. The Indexed Interest Cap therefore limits the positive Indexed Interest, if any, that may be credited to your Contract for a given Interest Term. The Indexed Interest Caps do not guarantee a certain amount of Indexed Interest. The Adjusted Index Return for an Indexed Account may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of an Indexed Interest Cap.

The Indexed Interest Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Indexed Interest Caps in our discretion; however, they will never be less than 2% during the Surrender Charge Period or 1% thereafter. You bear the risk that we will not set the Indexed Interest Caps higher than the Guaranteed Minimum Indexed Interest Cap.

Risks Related To Upside Potential Features, Indexed Interest Cap Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed Interest Cap Risk. If you choose to allocate amounts to an Indexed Account with a Indexed Interest Cap, the highest possible Adjusted Index Return that you may achieve is limited by the Indexed Interest Cap. The Indexed Interest Cap therefore limits the positive Indexed Interest, if any, that may be credited to your Contract for a given Interest Term. The Indexed Interest Caps do not guarantee a certain amount of Indexed Interest. The Adjusted Index Return for an Indexed Account may be less than the positive return of the Index. This is because any positive return of the Index is subject to a maximum in the form of an Indexed Interest Cap.
The Indexed Interest Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Indexed Interest Caps in our discretion; however, they will never be less than 2% during the Surrender Charge Period or 1% thereafter. You bear the risk that we will not set the Indexed Interest Caps higher than the Guaranteed Minimum Indexed Interest Cap.

Risks Related To Downside Potential Features Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISKS RELATED TO DOWNSIDE PROTECTION FEATURES
•Indexed Interest Buffer Risk. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Buffer. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Buffer only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Buffer for any single Interest Term.
•Indexed Interest Floor Risk. When you allocate money to an Indexed Account with an Indexed Interest Floor, you are not investing in the associated Index, or in any securities or other instruments included in that Index. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Floor. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Floor only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Floor for any single Interest Term.

The Indexed Interest Buffer and Indexed Interest Floor applicable to each Indexed Account will not change for the life of your Contract.

Risks Related To Downside Potential Features, Indexed Interest Buffer Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed Interest Buffer Risk. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Buffer. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Buffer only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Buffer for any single Interest Term.
Risks Related To Downside Potential Features, Indexed Interest Floor Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Indexed Interest Floor Risk. When you allocate money to an Indexed Account with an Indexed Interest Floor, you are not investing in the associated Index, or in any securities or other instruments included in that Index. Index fluctuations may cause Indexed Interest to be negative even after the application of the Indexed Interest Floor. This would reduce your Indexed Account Value. Any portion of your Contract Value allocated to an Indexed Account will benefit from the protection afforded under the Indexed Interest Floor only for that Interest Term. You assume the risk that you will incur a loss and that the amount of the loss will be significant. You also bear the risk that sustained negative Index Returns may result in zero or negative Indexed Interest being credited to your Indexed Account Value over multiple Interest Terms. If an Indexed Account is credited with negative Indexed Interest for multiple Interest Terms, the cumulative loss may exceed the stated limit of the Indexed Interest Floor for any single Interest Term.
Return Lock Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RETURN LOCK RISK
If you allocate Contract Value to an Indexed Account for an Interest Term, you may request to exercise the Return Lock feature at any time by notifying us prior to the end of the third to last Business Day of the Interest Term. If you exercise the Return Lock feature, your Indexed Account Value (which otherwise fluctuates daily) will not change for the remainder of the Interest Term. You should consider the following risks related to the Return Lock feature:

•You will no longer participate in the Index’s performance, whether positive or negative, for the remainder of the Interest Term. This means that if you exercise the Return Lock feature, under no circumstances will your Indexed Account Value increase during the remainder of the Interest Term even if the Index increases after you exercise the Return Lock feature.
•You will not be credited with any Indexed Interest for that Indexed Account at the end of the Interest Term.
•We use the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your “locked in” Indexed Account Value, and it may be higher or lower than it was on the Business Day we received your Return Lock request or your Indexed Account Value reached its target return for an automatic Return Lock.
•If you exercise the Return Lock feature at a time when your Interim Value has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if you exercised the Return Lock feature at a later time or not at all.
•We will not provide advice or notify you regarding whether you should exercise the Return Lock feature or the optimal time for doing so. We will not warn you if you exercise the Return Lock feature at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise the Return Lock feature.
•There may not be an optimal time to exercise the Return Lock feature during an Interest Term. It may be better for you if you do not exercise the Return Lock feature during an Interest Term. It is impossible to know with certainty whether or not the Return Lock feature should be exercised.
•After you exercise the Return Lock feature, you will have the opportunity to transfer your locked-in Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term. If you remain in your current Indexed Account for the remainder of the Interest Term, your locked-in Indexed Account Value will not participate in the Index's performance for the remainder of that Interest Term, and you will forego any opportunity to invest in a new Indexed Account and earn Indexed Interest.
•The earlier in an Interest Term that you exercise the Return Lock, the longer you may forego any opportunity to earn the potential for additional Indexed Interest. For example, if you are invested in an Indexed Account with a six-year Interest Term, and you exercise the Return Lock feature on the first day of the second year of the Interest Term and choose not to transfer for the remainder of the Interest Term (i.e., you choose not to transfer your locked-in Indexed Account Value at the end of each Interest Term Year remaining in the Interest Term), your investment will not increase (or decrease) for five years.
See the section titled “Return Lock” for additional information regarding the Return Lock feature.

Interim Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
INTERIM VALUE RISK
On each Business Day of the Interest Term, other than the first and last day, we determine the Indexed Account Value for each Indexed Account by calculating its Interim Value. In order to calculate your Interim Value, we apply a formula which is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold. This means that even if the Index Return has increased, it is possible that the Interim Value may not have increased. For more information and to see how we calculate the Interim Value, see the section “Interim Value” under “Charges and Adjustments” and the Statement of Additional Information (“SAI”).

If you choose to allocate amounts to an Indexed Account, Indexed Interest will not be credited to your Contract Value until the end of the Interest Term. This means that amounts withdrawn prior to the end of an Interest Term will not be credited with Indexed Interest. This includes Contract Value applied to pay a death benefit or to an annuity payout option. Except for the first and last Business Day of an Interest Term, your Indexed Account Value is largely based on your Interim Value and is the amount available for withdrawals, surrenders, annuitization and death benefits. The Interim Value will also be used if you exercise the Return Lock feature. You should consider the risk that it could be less than your original investment even when the applicable Index is performing positively.

Risk That We May Eliminate Or Substitute An Index Or Crediting Method Or Change Indexed Interest Caps Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK THAT WE MAY ELIMINATE OR SUBSTITUTE AN INDEX, INDEXED ACCOUNT OR CREDITING METHOD OR CHANGE INDEXED INTEREST CAPS
There is no guarantee that any particular Index, Indexed Account, or Crediting Method will be available during the entire time that you own your Contract. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Indexed Interest that you earn during that Interest Term or the Interim Values that you can lock-in under the Return Lock feature. We may replace an Index at any time during an Interest Term, however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Indexed Interest Cap, Indexed Interest Floor, or Indexed Interest Buffer for that Interest Term. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer Indexed Account Values until the end of an Interest Term even if we replace the Index during such Interest Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index. At the end of the Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to remain invested in the relevant Indexed Account for the remainder of the Interest Term, your only option, if you do not exercise the Return Lock feature, will be to withdraw the related Indexed Account Value, which may cause you to incur surrender charges, negative adjustments to certain values under your Contract, due to the Interim Value calculation, and negative tax consequences, as discussed in this section.

We reserve the right to add new Indexed Accounts or stop offering any of the Indexed Accounts to new and/or existing Contracts, and to close any of the Indexed Accounts to new transfers at the end of an Interest Term. There is no guarantee that a particular Indexed Account will be available during the entire time that you own your Contract. New Indexed Accounts may have different Indices, rates, upside potential features, and downside protection features than those currently offered, subject to any applicable guaranteed minimum rates for each upside potential feature.

Changes to the Indexed Interest Caps (if any) occur at the beginning of the next Interest Term. We will provide written notice at least 30 days prior to each Interest Term instructing you how to obtain the available Indexed Interest Caps for the next Interest Term. You do not have the right to reject any new Indexed Interest Caps (if any) for the next Interest Term. If you do not like any such new element for a particular Indexed Account, at the end of the current Interest Term, you may transfer your Indexed Account Value to another Indexed Account or to the Fixed Account without charge. If you do not want to invest in any investment option under the Contract, your only option will be to surrender your Contract. Surrendering your Contract may cause you to incur surrender charges, negative adjustments to certain values under the Contract due to the Interim Value calculation, and may have negative tax consequences, as discussed in this section. The Indexed Interest Floor and Indexed Interest Buffer will not change for the life of your Contract. See the section titled “Indexes” for more information.

We may also add or remove an Index or Crediting Method during the time that you own the Contract. We will not substitute any Index or Crediting Method until the new Index or Crediting Method has received any necessary regulatory clearances. Any addition, substitution, or removal of an Indexed Account, Index, or Crediting Method will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Interest Term. Replacing an Index does not cause a change in the Indexed Interest Floor or Indexed Interest Buffer of an existing Indexed Account. Any Indexed Accounts based on the performance of the newly added Index will have a new Indexed Interest Cap subject to the guaranteed minimum rate, at the start of the next Interest Term.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Cyber Security Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
CYBER SECURITY RISKS
We rely heavily on interconnected computer systems and digital data to conduct our annuity business activities. Because our annuity business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Also, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine) and the responses by the United States and other governments.

Cyber security risks may also affect the Indexes. Breaches in cyber security may cause an Index’s performance to be incorrectly calculated, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index. Breaches in cyber security may also negatively affect the value of the securities or other instruments that comprise or define the Indexes.

Fixed Account Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
FIXED ACCOUNT RISK
The effective annual interest rate for an Interest Term will never be lower than 1%. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare an interest rate for the Fixed Account higher than the guaranteed minimum interest rate.

Risk Associated With Symetra Life Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK ASSOCIATED WITH SYMETRA LIFE
Investment in the Contract is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Symetra Fixed Account, guarantees, and benefits provided for under the Contract are subject to our financial strength and claims paying ability. The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Contract Value in the Fixed Account, plus any guarantees under the Contract that exceed Your Contract Value (such as those that may be associated with the Death Benefit), are paid from our General Account. We maintain a minimum amount of capital in excess of assets that offset reserves, which acts as a cushion in the event that we suffer financial impairment, based on certain risks in our operations. For the Company, such risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, loans secured by mortgages, and equity securities, as well as the loss in value of these investments resulting from a loss in their market value.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	We also limit the negative Index Return used in calculating the Indexed Interest credited to an Indexed Account at the end of each Interest Term using the applicable Indexed Interest Buffer.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Index Return is -15% and the Indexed Interest Buffer is 10%, the negative Index Return exceeds the Indexed Interest Buffer and we would credit Indexed Interest at an Adjusted Index Return of -5% (the portion of negative Index Return that exceeds the Indexed Interest Buffer) at the end of the Interest Term. This means that your Indexed Account Value will decrease by 5%. In this example, the Indexed Interest Buffer provided downside protection because it limited your loss from -15% to -5%, but it did not provide complete downside protection. Using the same example but with an Indexed Interest Buffer of 20%, the negative Index Return does not exceed the Indexed Interest Buffer and we would credit Indexed Interest at an Adjusted Index Return of 0%, meaning that your Indexed Account Value would not change due to negative Index performance. In this example, the Indexed Interest Buffer provided complete downside protection by preventing you from receiving negative Indexed Interest. The Indexed Interest Buffer for each applicable Indexed Account will not change for the life of your Contract. It is possible that we will change the Indexed Interest Buffer for Contracts issued in the future, and that future Contracts may have different Indexed Interest Buffers for different Indexed Accounts.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Indexed Interest Buffer. The Indexed Interest Buffer represents the maximum negative Index Return that will not result in a negative Adjusted Index Return for a given Indexed Account. In other words, the Indexed Interest Buffer represents the amount of negative Index Return that may occur before you are credited with negative Indexed Interest. If the negative Index Return exceeds the Indexed Interest Buffer, you are credited with the portion of the negative Index Return that exceeds the Indexed Interest Buffer. The Indexed Interest Buffer provides protection from a negative Index Return of up to 10%, 20% or 30% depending on the Indexed Account selected. For example, if you are allocated to an Indexed Account with a 10% Indexed Interest Buffer and, at the end of an Interest Term, the Index Return is -15%, we would credit Indexed Interest at the Adjusted Index Return of -5% (the portion of negative Index Return that exceeds the Indexed Interest Buffer) at the end of the Interest Term. This means that your Indexed Account Value will decrease by 5%. Please note that not all Indexed Accounts have a Crediting Method that includes the Indexed Interest Buffer.

The Indexed Interest Buffer applicable to each respective Indexed Account with Indexed Interest Buffer will not change as long as we offer these Indexed Accounts. It is possible that we will change the Indexed Interest Buffer for Contracts issued in the future, and that future Contracts may have different Indexed Interest Buffers for different Indexed Accounts.

The Indexed Interest Buffer provide only limited protection from downside risk. You should understand that the Indexed Interest Buffer does not provide absolute protection against negative Indexed Interest. You may lose money.

Every Indexed Account has its own Indexed Account Value. Any portion of your Contract Value that is not allocated to an Indexed Account with a Crediting Method that includes the Indexed Interest Buffer will not benefit from the protection afforded by the Indexed Interest Buffer.

Floor Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Index Return is -15% and the Indexed Interest Floor is -10%, we would compare the Indexed Interest Floor of -10% to the Index Return of -15% and credit Indexed Interest to your Base Value at the Adjusted Index Return of -10% (the negative Index Return up to the Indexed Interest Floor), meaning that your Indexed Account Value will decrease by 10%. In this example, the Indexed Interest Floor provided downside protection by limiting your loss. The -10% Indexed Interest Floor will apply to every Indexed Account with an Indexed Interest Floor and will not change for the life of your Contract. It is possible that we will change the Indexed Interest Floor for Contracts issued in the future and that future Contracts may have different Indexed Interest Floors for different Indexed Accounts.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	The Indexed Interest Floor represents the maximum negative Adjusted Index Return under an Indexed Account for a given Interest Term. In other words, the Indexed Interest Floor represents the most negative Indexed Interest that you can be credited under an Indexed Account for an Interest Term. For those Crediting Methods with the Indexed Interest Floor, the Indexed Interest Floor is set at a loss of 10%. This may also be expressed as a floor equal to negative 10% (or -10%). For example, if the Index Return is -15% and the Indexed Interest Floor is -10%, we would compare the Indexed Interest Floor of -10% to the Index Return of -15% and credit Indexed Interest to your Base Value at the Adjusted Index Return of -10% (the negative Index Return up to the Indexed Interest Floor), meaning that your Indexed Account Value will decrease by 10%. In this example, the Indexed Interest Floor provided downside protection by limiting your loss. The -10% Indexed Interest Floor will apply to every Indexed Account with an Indexed Interest Floor and will not change for the life of your Contract.
Overview, Transactions Subject to Contract Adjustments [Text Block]	It is possible that we will change the Indexed Interest Floor for Contracts issued in the future and that future Contracts may have different Indexed Interest Floors for different Indexed Accounts.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Indexed Interest Floor. The Indexed Interest Floor represents the maximum negative Adjusted Index Return under an Indexed Account for a given Interest Term. In other words, the Indexed Interest Floor represents the most negative Indexed Interest that you can be credited under an Indexed Account for a given Interest Term. For example, if you are allocated to an Indexed Account with a 10% Indexed Interest Floor and, at the end of an Interest Term, the Index Return is -15%, we would compare the Indexed Interest Floor of -10% to the Index Return of -15% and credit Indexed Interest at the Adjusted Index Return of -10% (the negative Index Return up to the Indexed Interest Floor), meaning that your Indexed Account Value will decrease by 10%. Please note that not all Indexed Accounts have a Crediting Method that includes the Indexed Interest Floor. For those Crediting Methods with the Indexed Interest Floor, the Indexed Interest Floor is set at a loss of 10%. This may also be expressed as a floor equal to negative 10% (or -10%). The -10% Indexed Interest Floor will apply to every Indexed Account with an Indexed Interest Floor and will not change as long as we offer these Indexed Accounts.

The Indexed Interest Floor provides only limited protection against downside risk. You should understand that the Indexed Interest Floor does not provide absolute protection against negative Indexed Interest. You may lose money. Every Indexed Account has its own Indexed Account Value. Any portion of your Contract Value that is not allocated to an Indexed Account with a Crediting Method that includes the Indexed Interest Floor will not benefit from the downside protection afforded by the Indexed Interest Floor.

Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	We limit the positive Index Return used in calculating the Indexed Interest credited to an Indexed Account at the end of each Interest Term using the applicable Indexed Interest Cap.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if you are allocated to an Indexed Account with an Indexed Interest Cap of 8% and, at the end of an Interest Term, the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Indexed Interest Cap) at the end of the Interest Term, meaning your Indexed Account Value will increase by 8%. In this example, the Indexed Interest Cap limited your potential gain.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Indexed Interest Cap. The Indexed Interest Cap represents the maximum positive Adjusted Index Return for a given Interest Term. For example, if you are allocated to an Indexed Account with an Indexed Interest Cap of 8% and, at the end of an Interest Term, the Index Return is 15%, we would credit Indexed Interest at the Adjusted Index Return of 8% (the Index Return up to the Indexed Interest Cap) at the end of the Interest Term, meaning your Indexed Account Value will increase by 8%. Each Indexed Account with this upside potential feature has its own Indexed Interest Cap. We will declare whether an Indexed Account will have an Indexed Interest Cap and if it does, we will set the Indexed Interest Cap prior to the beginning of an Interest Term. An Indexed Interest Cap for a particular Interest Term may be higher or lower than the Indexed Interest Caps for previous or future Interest Terms. In no event will an Indexed Interest Cap be lower than the guaranteed minimum of 2% during the Surrender
Charge Period or lower than 1% thereafter. The Indexed Interest Caps for your initial Interest Term will be set forth in your Contract.
The Indexed Interest Caps do not guarantee a certain amount of Indexed Interest. The Indexed Interest Caps benefit us because they limit the amount of positive Indexed Interest that we may be obligated to credit for any Interest Term. We set the Indexed Interest Caps at our discretion; however, they will never be less than 2% during the Surrender Charge Period or 1% thereafter. You bear the risk that we will not set the Indexed Interest Caps higher than the Guaranteed Minimum Indexed Interest Cap.
Cap Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Indexed Interest Floor and Indexed Interest Cap, -10% Indexed Interest Floor, 2%Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Indexed Interest Floor and Indexed Interest Cap, -10% Indexed Interest Floor, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Indexed Interest Floor and Indexed Interest Cap, -10% Indexed Interest Floor, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 20% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 20% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 30% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 1-year, Point to Point with Indexed Interest Floor and Indexed Interest Cap, -10% Indexed Interest Floor, 2%Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 1-year, Point to Point with Indexed Interest Floor and Indexed Interest Cap, -10% Indexed Interest Floor, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 1-year, Point to Point with Indexed Interest Floor and Indexed Interest Cap, -10% Indexed Interest Floor, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 10% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 20% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 20% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, 6-year, Point to Point with Indexed Interest Buffer and Indexed Interest Cap, 30% Indexed Interest Buffer, 2% Cap during Surrender Period and 1% thereafter [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Indexed Interest Floor [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	10.00%
10% Indexed Interest Buffer [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
20% Indexed Interest Buffer [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	80.00%
30% Indexed Interest Buffer [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	70.00%
Cap Rate During Surrender Period Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	2.00%
Cap Rate After Surrender Charge Period Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	1.00%
S&P 500 Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The S&P 500 Index is a price return index, not a “total return index” and therefore does not reflect dividends or distributions paid on the assets composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	S&P 500® Index. Widely regarded as the best gauge of the U.S. stock market, this world-renowned index tracks the performance of 500 large companies in leading industries of the U.S. economy.
Russell 2000 Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Russell 2000 Index is a price return index not a “total return index” and therefore does not reflect dividends or distributions paid on the assets composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
Russell 2000® Index. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Nasdaq-100 Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]
Annual Return [Percent]		20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The NASDAQ 100 Index is a price return index not a “total return index” and therefore does not reflect dividends or distributions paid on the assets composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]
Nasdaq-100 Index®. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.